Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets:
Available-for-sale securities		$ 2,661,932
Available-for-sale securities [Member]
Assets:
Available-for-sale securities		2,661,932
Fair Value, Inputs, Level 1 [Member]
Assets:
Available-for-sale securities		2,661,932
Fair Value, Inputs, Level 1 [Member] | Available-for-sale securities [Member]
Assets:
Available-for-sale securities		2,661,932
Fair Value, Inputs, Level 2 [Member]
Assets:
Available-for-sale securities
Fair Value, Inputs, Level 2 [Member] | Available-for-sale securities [Member]
Assets:
Available-for-sale securities
Fair Value, Inputs, Level 3 [Member]
Assets:
Available-for-sale securities
Fair Value, Inputs, Level 3 [Member] | Available-for-sale securities [Member]
Assets:
Available-for-sale securities